Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings
7. BORROWINGS

	December 31,
	2021	2022
	US$	US$
Unsecured bank loans	582	207

Long-term borrowings	582	207

Current portion of long-term borrowings	345	207
Long-term borrowings, excluding current portion	237	—
In June 2020, the Group borrowed a
six-year
unsecured loan of US$68 from HSBC with an interest rate of 2.50% per annum. The loan can only be used for business benefits. The Group made full repayment to HSBC on August 25, 2021.
In July and October of 2020, the Group borrowed two three-year loans from MIZUHO Bank with the principal of US$375 and US$756, respectively. The loans bear no interest rate and are guaranteed by the chairman of the board of Oriental Standard Japan Co., Ltd.

For the years ended December 31, 2021 and 2022, the Group repaid bank loans in the amount of US$430 and US$312, respectively.